Patent Rights (Tables)	9 Months Ended
Sep. 30, 2019
Patent Rights [Abstract]
Summary of Patent Rights

For the nine months ended September 30, 2019	Cost	Accumulated Amortization & Impairment Losses	Net Book Value
Balance at December 31, 2018	$1,398,713	$(226,228)	$1,172,485
Additions during the period	347,646	—	347,646
Amortization in the period	—	(20,766)	(20,766)

Balance at September 30, 2019	$1,746,359	$(246,994)	$1,499,365